ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income Loss
Accumulated other comprehensive income (loss)
	At December 31	At December 31
(in thousands)	2019	2018

Cumulative foreign currency translation	$410	$403
Unamortized experience gain – post employment liability
Gross	983	983
Tax effect	(259)	(259)
	$1,134	$1,127